UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02992

Exact name of registrant as specified in charter:	Prudential National Muni Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2017

Date of reporting period:	11/30/2016

Item 1. Schedule of Investments

Prudential National Muni Fund, Inc.

Schedule of Investments

as of November 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 99.5%
Alabama — 0.3%
Jefferson Cnty. Sewer Rev., Sr. Lien, Warrants, Ser. A, AGM	5.000%	10/01/44	500	$546,705
Jefferson Cnty. Sewer Rev., Sr. Lien, Warrants, Ser. A, AGM	5.250%	10/01/48	500	554,510
Lower Alabama Gas Dist. Rev., Ser. A	5.000%	09/01/46	1,000	1,093,660

				2,194,875

Arizona — 3.8%
Arizona St. Ctfs. Part. Dept. Admin., Ser. A, AGM	5.250%	10/01/28	2,000	2,185,680
Maricopa Cnty. Indl. Dev. Auth. Rev., Banner Hlth Oblig. Grp., Ser. A, Rfdg.	5.000%	01/01/38	2,500	2,751,525
Phoenix Civic Impt. Corp., Jr. Lien, Ser. A	5.000%	07/01/39	5,000	5,350,000
Pima Cnty. Indl. Dev. Auth., Tucson Elec. Pwr.	4.000%	09/01/29	2,000	2,093,400
Salt River Proj. Agric. Impt. & Pwr. Dist. Elec. Sys. Rev., Ser. A, Rfdg.	4.000%	01/01/38	2,000	2,003,240
Salt River Proj. Agric. Impt. & Pwr. Dist. Elec. Sys. Rev., Ser. A, Rfdg.	5.000%	01/01/39	5,000	5,304,900
Salt Verde Fin. Corp., Sr. Gas Rev., Sr. Bonds	5.000%	12/01/32	1,910	2,138,971
Salt Verde Fin. Corp., Sr. Gas Rev., Sr. Bonds	5.000%	12/01/37	3,070	3,387,775

				25,215,491

California — 14.2%
Anaheim Pub. Fin. Auth. Lease Rev., Sr. Pub. Impvts. Proj., Ser. A, AGM	6.000%	09/01/24	5,500	6,557,100
California Cnty. Tob. Secur. Corp., Tob. Conv. Bonds Asset-Bkd., Ser. B	5.100%	06/01/28	1,250	1,223,300
California Hlth. Facs. Fin. Auth. Rev., Scripps Hlth., Ser. A	5.000%	11/15/36	1,000	1,078,870
California Hlth. Facs. Fin. Auth. Rev., Stanford Healthcare., Ser. A	5.000%	08/15/54	1,000	1,073,560
California Hlth. Facs. Fin. Auth. Rev., Stanford Hosp., Ser. B, Rfdg.	5.000%	11/15/36	2,000	2,177,060
California Hlth. Facs. Fin. Auth. Rev., Sutter Hlth., Ser. D	5.250%	08/15/31	1,000	1,123,760
California Poll. Ctl. Fin. Auth. Wtr. Facs. Rev., Amer. Wtr. Cap. Corp. Proj., 144A	5.250%	08/01/40	1,250	1,351,125
California St., GO	5.000%	03/01/45	3,000	3,304,170
California St., GO	5.250%	11/01/40	1,250	1,390,312
California St., GO, Rfdg.	4.000%	09/01/37	2,000	2,019,240
California St., GO, Rfdg.	5.000%	08/01/45	500	552,885
California St. Infra. & Econ. Dev. Bank Rev., Walt Dis. Fam. Musm. (Pre-refunded date 02/01/18)(a)	5.250%	02/01/38	3,000	3,146,130
California St. Univ. Rev., Ser. A, Rfdg.	5.000%	11/01/37	1,250	1,360,813
California St., Var. Purp., GO	5.000%	10/01/29	2,000	2,174,840
California St., Var. Purp., GO	5.000%	09/01/41	4,250	4,693,062
California St., Var. Purp., GO	5.000%	10/01/41	1,250	1,385,463
California St., Var. Purp., GO	5.000%	04/01/42	7,000	7,631,190
California St., Var. Purp., GO	5.000%	10/01/44	2,500	2,769,400
California St., Var. Purp., GO	5.250%	04/01/35	1,250	1,410,687
California St., Var. Purp., GO	5.500%	11/01/39	1,000	1,095,070
California St., Var. Purp., GO	6.000%	03/01/33	1,500	1,696,185
California St., Var. Purp., GO	6.000%	04/01/38	3,500	3,825,045
California St., Var. Purp., GO	6.000%	11/01/39	2,000	2,227,320
California Statewide Cmnty. Dev. Auth. Rev., Cottage Hlth., Rfdg.	5.000%	11/01/40	2,100	2,238,957
California Statewide Cmnty. Dev. Auth. Rev., Sutter Hlth., Ser. A	6.000%	08/15/42	3,000	3,404,850
Foothill-De Anza Cmnty. College Dist., Ser. C, GO (Pre-refunded date 08/01/21)(a)	5.000%	08/01/40	1,250	1,426,125

Golden St. Tob. Secur. Corp., Rev., Asset-Bkd., Ser. A-1, Rfdg.	4.500%		06/01/27	2,070	2,024,750
Golden St. Tob. Secur. Corp., Rev., Enhanced Asset-Bkd., Ser. A, Rfdg., AMBAC, CABS (Converted to 4.600% on 6/1/10)	4.600%		06/01/23	2,000	2,079,320
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.000%		11/15/35	1,140	1,261,535
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.250%		11/15/19	1,000	1,071,430
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.500%		11/15/37	1,000	1,158,580
Los Angeles Calif. Dept. Arpts. Rev., Ser. A, AMT	5.000%		05/15/38	2,500	2,719,575
Los Angeles Calif. Dept. of Wtr. & Pwr. Sys., Ser. B	5.000%		07/01/34	2,500	2,787,250
M-S-R Energy Auth., Calif., Ser. A	6.500%		11/01/39	2,000	2,571,640
Pittsburg Redev. Agcy. Tax Alloc., Los Medanos Cmnty. Dev. Proj., AMBAC, CABS	3.500	%(b)	08/01/25	2,000	1,480,020
Port of Oakland Rev., Sr. Lien, Ser. P, Rfdg., AMT	5.000%		05/01/33	1,750	1,893,780
Riverside Cnty. Pub. Fing. Auth. Rev., Capital Facs. Proj.	5.250%		11/01/45	1,000	1,121,660
San Diego Cmnty. College Dist., Election 2006, GO (Pre-refunded date 08/01/21)(a)	5.000%		08/01/41	1,500	1,711,350
San Diego Cnty. Regl. Arpt. Auth., Ser. B, Sr. AMT	5.000%		07/01/43	2,000	2,132,620
San Francisco City & Cnty. Arpts. Comm. Rev., Second Ser., Ser. A, Rfdg., AMT	5.250%		05/01/33	1,000	1,097,400
San Francisco City & Cnty. Arpts. Comm. Rev., Second Ser., Ser. F, Rfdg., AMT	5.000%		05/01/28	1,635	1,808,866
University Calif. Rev. Gen., Ser. O (Pre-refunded date 05/15/19)(a)	5.750%		05/15/34	750	829,103
Ventura Cnty. Cmnty. College, Election 2002, Ser. C, GO (Pre-refunded date 08/01/18)(a)	5.500%		08/01/33	2,000	2,143,820
Walnut Energy Ctr. Auth. Rev., Rfdg.	5.000%		01/01/34	800	895,720

					93,124,938

Colorado — 2.8%
Colorado Hlth. Facs. Auth. Rev., Parkview Med. Ctr., Ser. B, Rfdg.	4.000%		09/01/34	1,500	1,488,615
Colorado Hlth. Facs. Auth. Rev., Vail Valley Med. Ctr. Rev.	4.000%		01/15/45	1,500	1,443,510
Colorado Hlth. Facs. Auth. Rev., Valley View Hosp. Assoc. Proj.	5.000%		05/15/45	1,000	1,074,860
Denver City & Cnty. Arpt. Sys. Rev., Ser. A, NATL	5.000%		11/15/25	10,000	10,022,200
Denver City & Cnty. Arpt. Sys. Rev., Ser. A, Rfdg., AMT	5.250%		11/15/22	1,000	1,127,240
Denver Conv. Ctr. Htl. Auth. Rev., Senior, Rfdg.	5.000%		12/01/40	500	522,005
Platte Riv. Pwr. Auth. Colo. Pwr. Rev., Ser. HH (Pre-refunded date 06/01/19)(a)	5.000%		06/01/27	1,500	1,632,030
Univ. Colo. Enterprise Sys. Rev., Ser. A (Pre-refunded date 06/01/19)(a)	5.375%		06/01/32	1,000	1,095,910

					18,406,370

Connecticut — 0.4%
Connecticut St. Dev. Auth. Rev., Light & Pwr. Co. Proj., Ser. A, Rfdg.	4.375%		09/01/28	1,000	1,062,170
Connecticut St. Hlth. & Edl. Facs. Auth. Rev., Western Conn. Hlth., Ser. M	5.375%		07/01/41	1,250	1,345,175

					2,407,345

District of Columbia — 4.0%
Dist. of Columbia, Rev., Brookings Inst. (Pre-refunded date 04/01/19)(a)	5.750%		10/01/39	5,000	5,495,050
Dist. of Columbia, Rev., Friendship Pub. Chrt. Schl., Rfdg.	5.000%		06/01/46	1,385	1,434,818
Dist. of Columbia, Rev., Gallaudet Univ.	5.500%		04/01/34	600	662,856
Dist. of Columbia, Rev., Kipp. Chrt. Schl.	6.000%		07/01/43	850	971,320
Dist. of Columbia, Rev., Kipp. Chrt. Schl.	6.000%		07/01/48	725	826,196
Dist. of Columbia, Ser. E, GO, BHAC	5.000%		06/01/28	5,000	5,240,700

Dist. of Columbia, Wtr. & Swr. Auth., Pub. Util. Rev., Ser. A (Pre-refunded date 10/01/18)(a)	5.500%	10/01/39	2,000	2,155,860
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., Ser. A, AMT	5.000%	10/01/31	2,500	2,732,150
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., Ser. A, AMT	5.000%	10/01/44	1,000	1,066,650
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., Ser. A, AMT	5.250%	10/01/27	1,000	1,056,280
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., Ser. B, AMT	5.000%	10/01/25	3,000	3,270,330
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., Ser. C, AMT	5.000%	10/01/27	1,000	1,099,300

				26,011,510

Florida — 9.1%
Broward Cnty. FL Arpt. Rev., Ser. A, AMT	5.000%	10/01/45	3,000	3,168,660
Broward Cnty. FL Arpt. Rev., Ser. A, AMT	5.250%	10/01/43	1,500	1,616,670
Citizens Ppty. Ins. Corp., Sr. Sec’d., Coastal, Ser. A-1	5.000%	06/01/19	1,250	1,349,050
Citizens Ppty. Ins. Corp., Sr. Sec’d., Ser. A-1	5.000%	06/01/22	1,000	1,131,220
Cityplace Cmnty. Dev. Dist. Rev., Rfdg.	5.000%	05/01/26	1,000	1,086,550
Davie Edl. Facs. Rev., Nova Southeastern Univ. Proj., Ser. A	5.625%	04/01/43	500	554,490
Davie Edl. Facs. Rev., Nova Southeastern Univ. Proj., Ser. A	6.000%	04/01/42	1,000	1,134,830
Florida St. Brd. Ed. Lottery Rev., Ser. B	5.000%	07/01/23	5,185	5,523,217
Greater Orlando Aviation Auth. Arpt. Facs. Rev., Ser. A, AMT, AGM	5.000%	10/01/23	2,240	2,306,461
Halifax Hosp. Med. Ctr. Rev., Rfdg.	4.000%	06/01/46	1,000	918,780
Halifax Hosp. Med. Ctr. Rev., Rfdg.	5.000%	06/01/35	1,000	1,088,010
Highlands Cnty. Hlth. Facs. Auth. Rev., Adventist Hlth./Sunbelt, Rmkt., Ser. B	6.000%	11/15/37	2,440	2,696,932
Miami Beach Redev. Agcy. Tax Alloc., Tax Incr. Rev. City Ctr. Rdfg., AGM	5.000%	02/01/44	1,500	1,625,670
Miami Dade Cnty. Aviation Rev., Miami Int’l. Arpt., Ser. A, AGC, AMT (Pre-refunded date 10/01/18)(a)	5.500%	10/01/24	2,665	2,869,139
Miami Dade Cnty. Aviation Rev., Miami Int’l. Arpt., Ser. B	5.000%	10/01/41	2,500	2,631,725
Miami Dade Cnty. Rev., Sub. Rfdg.	4.000%	10/01/40	3,000	2,936,610
Miami Dade Cnty. Wtr. & Swr. Sys. Rev., Ser. B, Rfdg., AGM	5.250%	10/01/22	5,000	5,815,950
Mid-Bay Bridge Auth. Rev., Ser. A, Rfdg.	5.000%	10/01/40	1,000	1,072,230
North Sumter Cnty. Util. Dependent Dist., Wtr. & Swr. Rev.	5.750%	10/01/43	1,500	1,641,660
Orange Cnty. Hlth. Fac. Auth. Rev., Orlando Hlth. Inc., Ser. B, Rfdg.	5.000%	10/01/44	1,000	1,068,850
Orlando Util. Comm. Sys. Rev., Ser. A (Pre-refunded date 04/01/19)(a)	5.250%	10/01/39	5,000	5,442,650
Palm Beach Hlth. Facs. Auth. Rev., BRRH Corp. Oblig. Grp., Rfdg.	5.000%	12/01/31	500	539,280
Port St. Lucie FL Util. Sys. Rev., Rfdg.	4.000%	09/01/36	1,000	1,007,190
South Lake Cnty. Hosp. Dist. Rev., South Lake Hosp., Inc.	5.250%	10/01/34	750	790,470
South Lake Cnty. Hosp. Dist. Rev., South Lake Hosp., Inc., Ser. A	6.250%	04/01/39	2,500	2,704,825
South Miami Hlth. Facs. Auth. Hosp. Rev., Baptist Hlth. South FL. Grp.	5.000%	08/15/27	3,750	3,846,150
Tampa FL. Hlth. Sys. Rev., Baycare Hlth. Sys., Ser. A	5.000%	11/15/33	3,000	3,274,320

				59,841,589

Georgia — 2.4%
Athens Clarke Cnty. Univs., Govt. Wtr. & Swr. Rev. Rfdg., (Pre-refunded date 01/01/19)(a)	5.625%	01/01/33	2,000	2,175,260
Atlanta Arpt. & Marina Rev., Gen., Ser. C, Rfdg.	6.000%	01/01/30	3,250	3,763,110

Atlanta Arpt. Rev., Gen., Ser. B, AMT	5.000%	01/01/30	500	536,980
Burke Cnty. Dev. Auth. Poll. Ctl. Rev., Oglethorpe Pwr. Vogtle. Proj., Ser. B	5.500%	01/01/33	750	776,648
Gwinnett Cnty. Hosp. Auth. Rev., Gwinnett Hosp. Sys., Ser. D, AGM	5.500%	07/01/41	1,500	1,603,425
Private Colleges & Univs. Auth. Rev., Emory Univ., Ser. C, Rfdg.	5.250%	09/01/39	5,000	5,397,100
Private Colleges & Univs. Auth. Rev., Savannah College of Art & Design	5.000%	04/01/44	1,500	1,546,335

				15,798,858

Guam — 0.1%
Territory of Guam Rev., Ser. D., Rfdg.	5.000%	11/15/39	750	792,675

Hawaii — 0.8%
Hawaii Pac. Hlth. Rev., Ser. A, Rfdg.	5.500%	07/01/40	1,000	1,073,800
Hawaii Pac. Hlth. Spl. Purp. Rev., Ser. B	5.750%	07/01/40	500	542,150
Hawaii St. Airports Sys. Rev., Ser. A, AMT	5.000%	07/01/45	1,000	1,054,920
Hawaii St. Dept. Budget & Fin., Pac. Hlth. Oblig., Ser. A, Rfdg.	5.500%	07/01/43	2,500	2,790,200

				5,461,070

Idaho — 0.2%
Idaho Hlth. Facs. Auth. Rev., Trinity Hlth. Grp., Ser. B (Pre-refunded date 12/01/18)(a)	6.250%	12/01/33	1,000	1,097,930

Illinois — 10.2%
Chicago O’Hare Int’l. Arpt. Rev., Gen. Arpt., 3rd Lien, Ser. C (Pre-refunded date 01/01/21)(a)	6.500%	01/01/41	1,000	1,183,040
Chicago O’Hare Int’l. Arpt. Rev., Gen. Arpt., Gen. Arpt. Sr. Lien, Ser. B, Rfdg., AMT	5.000%	01/01/32	2,000	2,116,620
Chicago O’Hare Int’l. Arpt. Rev., Gen. Arpt., Sr. Lien, Ser. B, Rfdg.	5.000%	01/01/41	1,000	1,072,280
Chicago Rfdg., Rmkt., GO	5.000%	01/01/19	750	749,573
Chicago Rfdg., Ser. C., GO	5.000%	01/01/26	1,000	992,040
Chicago Rfdg. Proj., Ser. A, GO, AGM	5.000%	01/01/29	5,000	5,247,300
Chicago Trans. Auth. Sales Tax Recpts. Rev.	5.250%	12/01/40	1,000	1,065,970
Chicago Wastewater Transmn. Rev., 2nd Lien, Rmkt., Ser. C, Rfdg.	5.000%	01/01/39	2,000	2,080,840
Chicago Waterworks Rev., 2nd Lien, Rdfg.	5.000%	11/01/32	1,295	1,377,349
Chicago Waterworks Rev., 2nd Lien, Ser. A-1	5.000%	11/01/30	1,380	1,481,706
Illinois Fin. Auth. Rev., Advocate Healthcare, Ser. B, Rfdg. (Pre-refunded date 04/01/19)(a)	5.375%	04/01/44	940	1,024,995
Illinois Fin. Auth. Rev., Advocate Healthcare, Unrefunded, Ser. B, Rfdg.	5.375%	04/01/44	1,060	1,122,996
Illinois Fin. Auth. Rev., Central DuPage Hlth.	5.250%	11/01/39	2,000	2,143,380
Illinois Fin. Auth. Rev., Central DuPage Hlth., Ser. B	5.500%	11/01/39	1,500	1,654,425
Illinois Fin. Auth. Rev., NorthWestern Mem. Hosp., Ser. A	6.000%	08/15/39	1,000	1,106,020
Illinois Fin. Auth. Rev., Presence Hlth Network, Ser. C, Rfdg.	5.000%	02/15/36	1,000	1,022,410
Illinois Fin. Auth. Rev., Provena Hlth., Ser. A (Pre-refunded date 05/01/20)(a)	6.000%	05/01/28	1,500	1,716,780
Illinois Fin. Auth. Rev., Univ. of Chicago, Ser. B (Pre-refunded date 07/01/18)(a)	6.250%	07/01/38	5,000	5,394,650
Illinois St., GO	5.000%	05/01/39	1,000	977,550
Illinois St., GO	5.250%	02/01/29	2,000	2,050,040
Illinois St., GO, Rfdg., AGM	4.000%	02/01/31	500	480,585
Illinois St. Sales Tax Rev., Build Illinois Bonds, Rfdg.	5.000%	06/15/20	2,000	2,183,920
Illinois St. Sales Tax Rev., GO, Rfdg., AGM	5.000%	01/01/23	3,000	3,116,220
Illinois St. Toll Hwy. Auth. Rev., Ser. A	5.000%	01/01/38	3,125	3,401,281

Illinois St. Toll Hwy. Auth. Rev., Ser. B	5.000%		01/01/40	4,000	4,295,760
Illinois St. Toll Hwy. Auth. Rev., Ser. C	5.000%		01/01/39	2,000	2,146,960
Illinois St. Toll Hwy. Auth. Rev., Sr. Ser. B	5.000%		01/01/41	3,000	3,229,380
Metropolitan Pier & Exposition Auth. Dedicated St. Tax Rev., McCormick Place Expansion, Ser. A, CABS, NATL	5.010	%(b)	12/15/34	10,000	4,095,300
Metropolitan Pier & Exposition Auth. Dedicated St. Tax Rev., McCormick Place Expansion, Ser. A, CABS, NATL	5.110	%(b)	06/15/37	7,500	2,660,250
Railsplitter Tob. Settlement Auth. Rev., Ser. 2010	6.000%		06/01/28	1,250	1,421,562
Regl. Trans. Auth. Rev., Ser. A	4.000%		06/01/37	3,605	3,545,517
Springfield Elec. Rev., Sr. Lien, Rdfg.	4.000%		03/01/40	1,000	1,000,650

					67,157,349

Indiana — 0.5%
Indiana St. Fin. Auth. Rev., Franciscan Alliance, Inc., Ser. A	4.000%		11/01/51	2,500	2,312,250
Indianapolis Loc. Pub. Impt. Bd. Bk. Wtr. Wks. Proj., Refunded, Ser. A	5.750%		01/01/38	1,000	1,080,500

					3,392,750

Kansas — 0.5%
Kansas St. Dev. Fin. Auth. Hosp. Rev., Adventist Hlth.	5.750%		11/15/38	1,000	1,101,130
Wyandotte Cnty.-Kansas City Unified Govt. Util. Sys. Rev., Impvt., Ser. A	5.000%		09/01/45	2,170	2,340,432

					3,441,562

Kentucky — 0.8%
Kentucky Econ. Dev. Fin. Auth. Hosp. Facs. Rev., Owensboro Med. Hlth. Sys., Ser. A	6.375%		06/01/40	3,500	3,836,280
Owen Cnty. Wtrwks. Sys. Rev., Amer. Wtr. Co. Proj., Ser. A	6.250%		06/01/39	500	540,765
Owen Cnty. Wtrwks. Sys. Rev., Amer. Wtr. Co., Ser. B	5.625%		09/01/39	540	578,831

					4,955,876

Louisiana — 1.3%
Louisiana Loc. Govt. Environ. Facs. & Cmnty. Dev. Auth., Jefferson Parish, Ser. A (Pre-refunded date 04/01/19)(a)	5.375%		04/01/31	1,000	1,090,300
Louisiana Pub. Facs. Auth. Rev., Franciscan Missionaries (Pre-refunded date 07/01/19)(a)	6.750%		07/01/39	1,000	1,131,300
Louisiana Pub. Facs. Auth. Rev., Ochsner Clinic Foundation, Rfdg.	5.000%		05/15/47	750	791,625
Louisiana Pub. Facs. Auth. Rev., Ser. A, Rfdg.	5.000%		07/01/39	2,000	2,157,640
Louisiana St. Hwy. Impt. Rev., Ser. A	5.000%		06/15/34	1,250	1,387,313
New Orleans Sewerage Serv. Rev.	5.000%		06/01/45	500	530,555
St. Charles Parish Gulf Zone Opp. Zone Rev., Valero Energy Corp. (Mandatory put date 06/01/22)	4.000%		12/01/40	1,500	1,567,815

					8,656,548

Maryland — 0.7%
Frederick Cnty. Spl. Oblig. Urbana Cmnty. Dev. Auth. Rev., Ser. A	5.000%		07/01/40	2,000	2,156,520
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev., Lifebridge Hlth. (Pre-refunded date 07/01/21)(a)	6.000%		07/01/41	400	472,852
Washington Suburban Sanitary Comm. Rev., Consol. Pub. Impt., 2nd Ser., GO	4.000%		06/01/40	2,150	2,185,733

					4,815,105

Massachusetts — 4.3%
Massachusetts Bay Trans. Auth. Rev., Mass. Sales Tax, Ser. B, NATL	5.500%		07/01/27	1,325	1,645,968

Massachusetts Bay Trans. Auth. Rev., Ser. A, Rfdg. (Pre-refunded date 07/01/18)(a)	5.250%	07/01/34	575	611,944
Massachusetts Bay Trans. Auth. Rev., Unrefunded Assmt., Ser. A, Rfdg. (Pre-refunded date 07/01/18)(a)	5.250%	07/01/34	1,425	1,516,556
Massachusetts St. Dev. Fin. Agcy. Rev., Harvard Univ., Ser. A, Rfdg.	4.000%	07/15/36	5,000	5,157,200
Massachusetts St. Dev. Fin. Agcy. Rev., Harvard Univ., Ser. A, Rfdg. (Pre-refunded date 11/15/18)(a)	5.500%	11/15/36	855	925,469
Massachusetts St. Dev. Fin. Agcy. Rev., Harvard Univ., Unrefunded, Ser. A, Rfdg. (Pre-refunded date 11/15/18)(a)	5.500%	11/15/36	2,645	2,863,001
Massachusetts St. Dev. Fin. Agcy. Rev., Ser. K-6, Partners Healthcare	5.375%	07/01/41	5,000	5,482,800
Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Tufts Univ., Ser. M	5.500%	02/15/28	3,000	3,674,430
Massachusetts St. Port Auth., Ser. A, AMT	5.000%	07/01/42	1,000	1,068,680
Massachusetts St. Port Auth. Spl. Facs. Rev., Bosfuel Proj., AMT, NATL	5.000%	07/01/32	5,000	5,076,600

				28,022,648

Michigan — 1.7%
Michigan Fin. Auth. Rev., Henry Ford Hlth. Sys., Rfdg.	5.000%	11/15/41	1,500	1,590,540
Michigan St. Bldg. Auth. Rev., Facs. Proj., Ser. I-A, Rfdg.	5.375%	10/15/41	750	821,423
Michigan St. Hosp. Fin. Auth. Rev., Ascension Sr. Credit Grp., Rfdg.	5.000%	11/15/46	3,000	3,280,830
Royal Oak Hosp. Fin. Auth. Rev., William Beaumont, Ser. W, Rfdg. (Pre-refunded date 08/01/19)(a)	6.000%	08/01/39	2,000	2,238,680
Wayne Cnty. Arpt. Auth. Rev., Det. Met. Arpt., Ser. A, Rfdg., AMT	5.000%	12/01/18	1,500	1,588,005
Wayne Cnty. Arpt. Auth. Rev., Det. Met. Arpt., Ser. D, Rfdg., AMT	5.000%	12/01/28	1,500	1,616,295

				11,135,773

Missouri — 0.6%
Missouri St. Hlth. & Edl. Facs. Auth. Rev., BJC Hlth. Sys.	5.000%	01/01/44	3,500	3,756,410

Nebraska — 0.3%
Sarpy Cnty. Hosp. Auth. No. 1 Rev., NE Medicine, Rfdg.	4.000%	05/15/51	2,000	1,878,940

Nevada — 0.5%
Clark Cnty. Passenger Facs. Charge Rev., Las Vegas McCarran Int’l. Arpt., Ser. A	5.125%	07/01/34	3,000	3,227,790

New Jersey — 5.3%
Camden Cnty. Impvt. Auth., Cooper Hlth. Sys. Oblig. Grp.	5.750%	02/15/42	1,500	1,655,955
Cape May Cnty. Indl. Poll. Ctrl. Fin. Auth. Rev., Atlantic City Elec. Co., Ser. A, Rfdg., NATL	6.800%	03/01/21	2,615	3,004,007
New Jersey Edl. Facs. Auth. Rev., Montclair St. Univ., Ser. A, Rfdg.	5.000%	07/01/44	2,500	2,721,800
New Jersey Healthcare Facs. Fin. Auth. Rev., AHS Hosp. Corp., Rfdg.	4.000%	07/01/41	1,500	1,434,270
New Jersey Healthcare Facs. Fin. Auth. Rev., AHS Hosp. Corp., Rfdg. (Pre-refunded 07/01/21)(a)	6.000%	07/01/41	500	590,100
New Jersey Healthcare Facs. Fin. Auth. Rev., Inspira Hlth. Oblig., Rfdg.	4.000%	07/01/41	1,500	1,414,665
New Jersey Healthcare Facs. Fin. Auth. Rev., RWJ Barnabas Hlth. Oblig. Grp., Rfdg.	5.000%	07/01/43	1,500	1,592,625
New Jersey Healthcare Facs. Fin. Auth. Rev., RWJ Univ. Hosp.	5.500%	07/01/43	1,000	1,112,350
New Jersey Healthcare Facs. Fin. Auth. Rev., Virtua Hlth., AGC	5.500%	07/01/38	2,000	2,161,320

New Jersey Healthcare Facs. Fin. Auth. Rev., Virtua Hlth., Rfdg.	5.000%	07/01/29	1,000	1,103,960
New Jersey St. Tpke. Auth., Tpke. Rev., Ser. A	5.000%	01/01/43	3,000	3,269,340
New Jersey St. Trans. Trust Fund Auth. Rev., Fed. Hwy. Reimbursement NTS, Ser. A-1	5.000%	06/15/28	1,250	1,321,788
New Jersey St. Trans. Trust Fund Auth. Rev., Ser. A	5.500%	12/15/23	3,000	3,282,450
New Jersey St. Trans. Trust Fund Auth. Rev., Ser. A	5.875%	12/15/38	3,000	3,200,280
New Jersey St. Trans. Trust Fund Auth. Rev., Ser. B	5.500%	06/15/31	1,000	1,044,820
Tob. Settlement Fin. Corp. Rev., Asset-Bkd., Ser. 1A, Rfdg.	4.500%	06/01/23	3,000	3,025,080
Tob. Settlement Fin. Corp. Rev., Asset-Bkd., Ser. 1A, Rfdg.	4.625%	06/01/26	3,000	2,962,800

				34,897,610

New York — 7.0%
Brooklyn Arena Loc. Dev. Corp. Rev., Barclays Ctr. Proj. (Pre-refunded date 01/15/20)(a)	6.375%	07/15/43	750	857,655
Brooklyn Arena Loc. Dev. Corp. Rev., Barclays Ctr. Proj., Ser. A, Rfdg.	5.000%	07/15/42	1,000	1,058,610
Long Island Pwr. Auth. Elec. Sys. Rev., Gen., Ser. A (Pre-refunded date 05/01/19)(a)	6.000%	05/01/33	1,000	1,107,110
Long Island Pwr. Auth. Elec. Sys. Rev., Gen., Ser. A, BHAC (Pre-refunded date 05/01/19)(a)	5.500%	05/01/33	2,000	2,190,540
Metropolitan Trans. Auth. Rev., Trans., Ser. C (Pre-refunded date 11/15/18)(a)	6.500%	11/15/28	1,865	2,056,983
Metropolitan Trans. Auth. Rev., Trans., Ser. C (Pre-refunded date 11/15/18)(a)	6.500%	11/15/28	155	170,956
Metropolitan Trans. Auth. Rev., Trans., Ser. D	5.250%	11/15/40	2,000	2,214,300
Metropolitan Trans. Auth. Rev., Trans., Unrefunded, Ser. C	6.500%	11/15/28	480	527,861
New York City, Ser. E, GO	5.000%	08/01/17	6,000	6,162,180
New York City, Ser. I-1, GO	5.250%	04/01/28	2,000	2,145,800
New York City Trans. Fin. Auth. Bldg. Aid. Rev., Fiscal 2009, Ser. S-3	5.250%	01/15/39	1,500	1,596,570
New York City Trans. Fin. Auth. Bldg. Aid. Rev., Sub. Ser. S-1A	5.250%	07/15/37	3,000	3,346,830
New York City Trans. Fin. Auth. Future Tax Sec’d. Rev., Future Tax Sec’d., Sub. Ser. D-1	5.000%	11/01/38	3,000	3,287,070
New York City Wtr. & Swr. Sys. Rev., Fiscal 2009, Ser. A (Pre-refunded date 06/15/18)(a)	5.750%	06/15/40	235	251,504
New York City Wtr. & Swr. Sys. Rev., Unrefunded, Fiscal 2009, Ser. A	5.750%	06/15/40	765	811,283
New York Liberty Dev. Corp., 4 World Trade Center Proj., Rfdg.	5.750%	11/15/51	1,750	1,980,492
New York St. Dorm. Auth. Rev., Mount Sinai Sch. of Medicine, Ser. A	5.000%	07/01/21	1,685	1,848,024
New York St. Dorm. Auth. Rev., Rochester Inst. Tech., Ser. A, AMBAC	5.250%	07/01/20	2,100	2,326,548
New York St. Dorm. Auth. Rev., Rochester Inst. Tech., Ser. A, AMBAC	5.250%	07/01/21	2,000	2,247,940
New York St. Environ. Facs. Corp. Rev., Clean Wtr. & Drinking Revolving Fds. Pooled Fin., Ser. B, ETM(a)	5.500%	10/15/23	3,750	4,507,987
New York Trans. Dev. Corp. Rev., Laguardia Arpt. Term B, AMT	5.000%	07/01/46	1,000	1,015,030
New York Trans. Dev. Corp. Rev., Laguardia Arpt. Term B, AMT	5.250%	01/01/50	1,000	1,027,580
Port Auth. of NY & NJ, Spl. Oblig. Rev., JFK Int’l. Air Terminal	5.000%	12/01/20	500	549,735
Utility Debt Sec. Auth. Rev., Ser. TE	5.000%	12/15/41	2,585	2,910,943

				46,199,531

North Carolina — 1.2%
North Carolina Eastern Mun. Pwr. Agcy., Pwr. Sys. Rev., Rfdg., AMBAC, ETM(a)	6.000%		01/01/18	1,000	1,053,190
North Carolina Eastern Mun. Pwr. Agcy., Pwr. Sys. Rev., Ser. A (Pre-refunded date 01/01/22)(a)	6.000%		01/01/26	650	777,212
North Carolina Eastern Mun. Pwr. Agcy., Pwr. Sys. Rev., Ser. A, ETM(a)	6.400%		01/01/21	675	738,821
North Carolina Eastern Mun. Pwr. Agcy., Pwr. Sys. Rev., Ser. A, ETM(a)	6.500%		01/01/18	2,635	2,789,358
North Carolina Eastern Mun. Pwr. Agcy., Pwr. Sys. Rev., Ser. A, Unrefunded Bal., NATL	6.500%		01/01/18	1,005	1,063,873
North Carolina Eastern Mun. Pwr. Agcy., Pwr. Sys. Rev., Ser. C, AGC, ETM(a)	6.000%		01/01/19	270	283,910
University North Carolina at Chapel Hill Rev., Univ. of NC Hosp. at Chapel Hill	4.000%		02/01/46	1,500	1,447,305

					8,153,669

North Dakota — 0.2%
McLean Cnty. Solid Wste. Facs. Rev., Great River Energy Proj., Ser. A	4.875%		07/01/26	1,000	1,053,010

Ohio — 3.6%
Buckeye Ohio Tob. Settlement, Asset-Bkd. Sr. Turbo, Ser. A-2	5.125%		06/01/24	3,690	3,222,698
Buckeye Ohio Tob. Settlement, Asset-Bkd. Sr. Turbo, Ser. A-2	5.875%		06/01/30	3,500	2,948,505
Franklin Cnty. Hosp. Facs. Rev., Nationwide Children’s Hosp. Proj.	4.000%		11/01/45	2,000	1,962,920
Franklin Cnty. Hosp. Facs. Rev., Ohio Hlth. Corp.	4.125%		05/15/45	2,000	1,957,300
Franklin Cnty. Hosp. Facs. Rev., Ohio Hlth. Corp., Ser. A	5.000%		11/15/41	2,000	2,152,420
Hamilton Cnty. Healthcare Facs. Rev., Christ Hosp. Proj.	5.000%		06/01/20	400	440,160
Hamilton Cnty. Healthcare Facs. Rev., Christ Hosp. Proj.	5.000%		06/01/42	1,250	1,355,475
Hancock Cnty. Hosp. Rev., Blanchard Valley Regl. Hlth. Ctr., Rfdg.	6.250%		12/01/34	400	450,248
Hilliard Sch. Dist. Sch. Impvt., CABS, GO, NATL	1.880	%(b)	12/01/19	1,720	1,626,019
Lucas Cnty. Hosp. Rev., Promedica Healthcare, Ser. A, Rfdg.	6.000%		11/15/41	750	863,003
Lucas Cnty. Hosp. Rev., Promedica Healthcare, Ser. A, Rfdg.	6.500%		11/15/37	875	1,030,549
Middleburg Heights Hosp. Rev. Facs., Southwest Gen., Rfdg.	5.250%		08/01/41	800	850,568
Ohio St. Higher Ed. Facs., Commn., Case Western Resv. Univ., Ser. B	6.500%		10/01/20	515	564,481
Ohio St. Higher Ed. Facs., Commn., Cleveland Clinic Hlth. Sys., Ser. A-1	5.000%		01/01/42	2,000	2,177,980
Ohio St. Wtr. Dev. Auth. Rev., Poll. Ctl. Ln. Fd. Wtr. Quality, Ser. A (Pre-refunded date 12/01/19)(a)	5.000%		12/01/29	2,150	2,369,902

					23,972,228

Oklahoma — 0.5%
Oklahoma St. Dev. Fin. Auth. Rev., St. Johns Hlth. Sys., Rfdg.	5.000%		02/15/42	1,500	1,587,150
Stillwater Util. Auth. Rev., Ser. A	5.000%		10/01/39	1,865	2,048,479

					3,635,629

Oregon — 1.1%
Deschutes Cnty. Hosp. Facs. Auth. Rev., St. Charles Hlth. Sys., Ser. A	5.000%		01/01/48	2,000	2,125,960
Oregon St. Dept. Trans. Hwy. User Tax Rev., Sr. Lien., Ser. A (Pre-refunded date 05/15/19)(a)	5.000%		11/15/33	3,500	3,798,830
Oregon St. Fac. Auth. Rev., Legacy Hlth. Proj., Ser. A, Rfdg.	5.000%		06/01/46	1,000	1,068,620

					6,993,410

Pennsylvania — 4.0%
Central Bradford Progress Auth., Guthrie Healthcare Sys.	5.375%		12/01/41	2,700	2,960,334
Geisinger Auth. Hlth. Sys., Ser. A-1	5.125%		06/01/41	2,000	2,145,500
Gen. Auth. of Southcentral PA, Rev., Wellspan Hlth. Oblig. Grp., Ser. A, Rfdg.	5.000%		06/01/44	3,000	3,225,000
Lancaster Cnty. Hosp. Auth. Rev., Univ. of Penn. Hlth. Sys. Oblig., Rdg.	5.000%		08/15/42	1,000	1,083,090
Lehigh Cnty. Gen. Hosp. Rev., Lehigh Valley Hlth. Network	4.250%		07/01/45	1,000	1,001,400
Pennsylvania Econ. Dev. Fin. Auth. Res. Recov. Rev., Colver Proj., Ser. F, Rfdg., AMBAC, AMT	4.625%		12/01/18	985	986,034
Pennsylvania Higher Edl. Fac. Auth. Rev., Thomas Jefferson Univ., Ser. A, Rfdg.	5.000%		09/01/45	2,500	2,683,200
Pennsylvania Tpke. Comm. Rev., Ser. A	5.000%		12/01/38	1,000	1,090,060
Pennsylvania Tpke. Comm. Rev., Ser. A-1	4.000%		10/01/36	500	499,980
Pennsylvania Tpke. Comm. Rev., Ser. A-1, Rfdg.	5.000%		12/01/40	1,500	1,611,690
Pennsylvania Tpke. Comm. Rev., Ser. B	5.000%		12/01/45	7,000	7,519,400
Pennsylvania Tpke. Comm. Rev., Sub., Rfdg.	5.000%		06/01/39	1,200	1,271,688

					26,077,376

Puerto Rico — 1.0%
Puerto Rico Comnwlth., Aqueduct & Swr. Auth. Rev., Ser. A	5.750%		07/01/37	1,260	942,971
Puerto Rico Comnwlth., Aqueduct & Swr. Auth. Rev., Ser. A	6.000%		07/01/47	1,050	793,527
Puerto Rico Comnwlth., Pub. Impvt., Ser. A, GO, Rfdg.(c)	5.500%		07/01/39	2,000	1,312,500
Puerto Rico Elec. Pwr. Auth. Rev., Ser. UU, Rfdg., FGIC, LIBOR	1.267	%(d)	07/01/31	5,000	3,200,000
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Ser. C	5.250%		08/01/40	750	529,815

					6,778,813

Rhode Island — 0.4%
Rhode Island Hlth. & Ed. Bldg. Corp. Higher Ed. Facs. Rev., Lifespan Oblig., Ser. A., AGC (Pre-refunded date 05/15/19)(a)	7.000%		05/15/39	2,000	2,263,880
Tob. Settlement Fing. Corp. Rev., Ser. A, Rfdg.	5.000%		06/01/40	400	407,488

					2,671,368

South Carolina — 1.4%
South Carolina Prt. Auth. Rev, AMT	4.000%		07/01/45	1,000	958,830
South Carolina Pub. Svc. Auth. Rev., Refunded, Ser. A, Rfdg. (Pre-refunded date 01/01/19)(a)	5.500%		01/01/38	2,300	2,495,661
South Carolina Pub. Svc. Auth. Rev., Santee Cooper, Ser. A, Rfdg.	5.125%		12/01/43	2,000	2,195,500
South Carolina Pub. Svc. Auth. Rev., Santee Cooper, Ser. A, Rfdg.	5.750%		12/01/43	3,000	3,525,870
South Carolina Pub. Svc. Auth. Rev., Ser. A, Rfdg. (Pre-refunded date 01/01/19)(a)	5.500%		01/01/38	200	217,014

					9,392,875

South Dakota — 0.4%
South Dakota Edl. Enhancement Fdg. Corp. Rev., Tob. Ser. B	5.000%		06/01/27	1,000	1,086,620
South Dakota St. Hlth. & Edl. Facs. Auth. Rev., Avera Hlth., Ser. A, Rfdg.	5.000%		07/01/42	1,600	1,713,424

					2,800,044

Tennessee — 1.0%
Chattanooga Hlth. Edl. & Hsg. Facs. Brd., Ser. A	5.250%		01/01/45	1,500	1,599,510
Knox Cnty. Tenn. Hlth. Edl. & Hsg. Facs. Brd. Hosp. Facs., Covenant Hlth. Rev., Rfdg. & Impvt., Ser. A, CABS	0.930	%(b)	01/01/35	1,000	410,070
Memphis Shelby Cnty. Arpt. Auth. Rev., Ser. B, Rfdg., AMT	5.750%		07/01/25	1,000	1,092,110
Metropolitan Govt. Nashville & Davidson Cnty. Hlth. & Edl. Facs. Brd. Rev., Vanderbilt Univ. Med. Ctr., Ser. A	5.000%		07/01/46	1,000	1,064,190
Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	5.000%		02/01/22	1,000	1,108,210
Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	5.000%		02/01/25	1,080	1,179,749

					6,453,839

Texas — 7.8%
Austin TX Wtr. & Wstewtr. Sys. Rev., Austin Wtr. & Swr., Ser. A	5.125%		11/15/29	2,000	2,195,820
Brazos River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. D, Rfdg.(c)^	5.400%		10/01/29	1,000	—
Brazos River Auth. Poll. Ctrl. Rev., TXU Rmkt., Rfdg., AMT(c)^	5.400%		05/01/29	1,500	—
Central TX Regl. Mobility Auth. Rev., Sr. Lien (Pre-refunded date 01/01/21)(a)	6.000%		01/01/41	1,000	1,160,440
Central TX Regl. Mobility Auth. Rev., Sr. Lien, Ser. A	5.000%		01/01/45	1,000	1,066,790
Clifton Higher Ed. Fin. Corp. Rev., Idea Pub. Sch.	6.000%		08/15/43	1,000	1,141,200
Clifton Higher Ed. Fin. Corp. Rev., Idea Pub. Sch., Rfdg., PSFG	5.000%		08/15/39	1,000	1,107,650
Dallas-Fort Worth Int’l. Arpt. Rev., Ser. E, Rfdg., AMT	5.000%		11/01/35	5,000	5,389,050
Grand Parkway Trans. Corp., First Tier Toll Rev., Ser. A	5.125%		10/01/43	2,000	2,141,960
Harris Cnty. Cultural Ed. Facs. Fin. Corp. Rev., Children’s Hosp. Proj.	5.500%		10/01/39	1,500	1,632,945
Harris Cnty. Cultural Ed. Facs. Fin. Corp. Rev., Houston Methodist Hosp. Oblig.	4.000%		12/01/45	1,500	1,462,260
Harris Cnty. Metro. Trans. Auth. Rev., Ser. A	5.000%		11/01/36	3,000	3,324,060
Houston Arpt. Sys. Rev., Sr. Lien, Ser. A, Rfdg.	5.500%		07/01/39	1,000	1,057,270
Houston Arpt. Sys. Rev., Sub. Lien, Ser. A, Rfdg., AMT	5.000%		07/01/25	575	624,053
Houston Arpt. Sys. Rev., Sub. Lien, Ser. A, Rfdg., AMT	5.000%		07/01/32	1,000	1,061,920
Houston Arpt. Sys. Rev., Sub. Lien, Ser. B, Rfdg.	5.000%		07/01/32	2,000	2,195,640
Houston Combined Util. Sys. Rev., 1st Lien, Rfdg., AGC (Pre-refunded date 05/15/19)(a)	5.250%		11/15/33	1,430	1,562,504
Houston Combined Util. Sys. Rev., Unrefunded, 1st Lien, Ser. A, Rfdg., AGC	5.250%		11/15/33	80	86,333
Lower Colo. Riv. Auth. Tex. Rev., Rfdg., BHAC	5.250%		05/15/28	2,000	2,109,120
North TX Twy. Auth. Rev., First Tier, Rfdg.	6.000%		01/01/38	1,000	1,138,040
North TX Twy. Auth. Rev., First Tier, Ser. A, Rfdg. (Pre-refunded date 01/01/19)(a)	6.250%		01/01/39	1,130	1,237,361
North TX Twy. Auth. Rev., Ser. B, Rfdg.	5.000%		01/01/45	2,000	2,186,060
North TX Twy. Auth. Rev., Spl. Projs., Ser. A	5.500%		09/01/41	1,000	1,132,330
North TX Twy. Auth. Rev., Unrefunded Sys., First Tier, Rfdg.	5.750%		01/01/40	165	171,612
North TX Twy. Auth. Rev., Unrefunded, First Tier, Ser. A, Rfdg.	6.250%		01/01/39	370	399,988
Sabine River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. B, Rfdg.(c)^	6.150%		08/01/22	1,000	—
San Antonio Wtr. Sys. Rev., Jr. Lien, Ser. C, Rfdg.	5.000%		05/15/41	1,000	1,115,390

Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Rev., Baylor Scott & White Hlth., Ser. A, Rfdg.	4.000%		11/15/36	1,500	1,491,810
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Rev., Texas Hlth. Resources Sys. Oblig., Rfdg.	5.000%		02/15/41	2,500	2,722,450
Texas Mun. Gas Acquisition & Sply. Corp. I Gas Sply. Rev., Sr. Lien, Ser. D	5.625%		12/15/17	795	821,124
Texas Mun. Gas Acquisition & Sply. Corp. I Gas Sply. Rev., Var. Sr. Lien, Ser. B	1.270	%(d)	12/15/26	1,500	1,389,330
Texas Private Activity Surface Trans. Corp., Sr. Lien LBJ Infrastructure	7.000%		06/30/40	2,500	2,854,450
Texas Private Activity Surface Trans. Corp., Sr. Lien NTE Mobility, Ser. 3A & 3B, AMT	6.750%		06/30/43	500	587,740
Texas Private Activity Surface Trans. Corp., Sr. Lien NTE Mobility, Ser. 3A & 3B, AMT	7.000%		12/31/38	1,500	1,704,375
Texas St. Vets. Hsg. Assistance Proj. Fdg., Ser. II-A, GO	5.250%		12/01/23	2,500	2,728,000

					50,999,075

Utah — 0.8%
Intermountain Pwr. Agcy. Utah Pwr. Supply Rev., Ser. A, Rfdg., AMBAC, ETM(a)	5.000%		07/01/17	5,000	5,118,650

Virginia — 0.5%
Fairfax Cnty. Indl. Dev. Auth. Rev., Healthcare, Inova Hlth. Sys.	5.000%		05/15/40	2,000	2,204,220
Richmond Met. Auth. Expy. Rev., Rfdg., FGIC, NATL, ETM(a)	5.250%		07/15/17	855	878,316

					3,082,536

Washington — 2.9%
Port of Seattle Rev., Intermediate Lien, Ser. B, Rfdg., AMT	5.000%		09/01/26	1,115	1,227,046
Port of Seattle Rev., Intermediate Lien, Ser. C, Rfdg., AMT	5.000%		02/01/24	2,500	2,744,700
Skagit Cnty. Pub. Hosp. Dist. No. 1 Rev.	5.750%		12/01/35	625	676,856
Skagit Cnty. Pub. Hosp. Dist. No. 1 Rev., Rfdg. & Impvt., Ser. A	5.000%		12/01/37	1,000	1,025,520
Washington St. Healthcare Facs. Auth. Rev., Overlake Hosp. Med. Ctr., Rfdg.	5.000%		07/01/38	2,690	2,911,979
Washington St. Healthcare Facs. Auth. Rev., Overlake Hosp. Med. Ctr., Rfdg.	5.500%		07/01/30	1,115	1,219,007
Washington St. Healthcare Facs. Auth. Rev., Providence Hlth. & Svcs., Ser. A	5.000%		10/01/39	3,500	3,715,950
Washington St. Healthcare Facs. Auth. Rev., Seattle Children’s Hospital (Pre-refunded date 10/01/19)(a)	5.625%		10/01/38	1,250	1,390,763
Washington St. Healthcare Facs. Auth. Rev., Seattle Children’s Hospital, Ser. A	5.000%		10/01/42	2,000	2,184,620
Washington St. Healthcare Facs. Auth. Rev., Swedish Hlth. Svcs., Ser. A (Pre-refunded date 05/15/21)(a)	6.250%		11/15/41	1,500	1,779,975

					18,876,416

West Virginia — 0.1%
West Virginia Econ. Dev. Auth. Rev., Morgantown Energy Assoc., Rfdg., AMT	2.875%		12/15/26	500	465,380

Wisconsin — 0.7%
Wisconsin Hlth. & Edl. Facs. Auth. Rev., Ascension Hlth. Credit Grp., Ser. A, Rfdg.	4.000%		11/15/46	2,500	2,402,825
Wisconsin St. Gen. Rev., St. Approp., Ser. A	5.750%		05/01/33	2,000	2,164,740

					4,567,565

Wyoming — 0.1%
Campbell Cnty. Solid Wst. Facs. Rev., Basin Elec. Pwr. Coop., Ser. A	5.750%		07/15/39	500	542,970

TOTAL LONG-TERM INVESTMENTS (cost $625,389,942)					653,525,396

SHORT-TERM INVESTMENTS — 0.3%
Alaska
Valdez Marine Term. Rev., Exxon Pipeline Proj., Rfdg., FRDD (Mandatory put date 12/01/16)	0.520	%(d)	10/01/25	1,500	1,500,000
Valdez Marine Term. Rev., Var. ExxonMobile Proj., Rfdg., FRDD (Mandatory put date 12/01/16)	0.520	%(d)	12/01/29	800	800,000

TOTAL SHORT-TERM INVESTMENTS (cost $2,300,000)					2,300,000

TOTAL INVESTMENTS — 99.8% (cost $627,689,942)(e)					655,825,396
Other assets in excess of liabilities — 0.2%					1,117,733

NET ASSETS — 100.0%					$656,943,129

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BHAC	Berkshire Hathaway Assurance Corp.
CABS	Capital Appreciation Bonds
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FRDD	Floating Rate Daily Demand Note
GO	General Obligation
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guaranty Corp.
OTC	Over-the-counter
PSFG	Permanent School Fund Guarantee

#	Principal amount shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $0 and 0.0% of net assets.
(a)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash and/or U.S. guaranteed obligations.
(b)	Represents zero coupon bond. Rate quoted represents effective yield at November 30, 2016.
(c)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(d)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2016.
(e)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$625,582,808

Appreciation	38,827,352
Depreciation	(8,584,764)

Net Unrealized Appreciation	$30,242,588

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1- quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds
Alabama	$—	$2,194,875	$—
Alaska	—	2,300,000	—
Arizona	—	25,215,491	—
California	—	93,124,938	—
Colorado	—	18,406,370	—
Connecticut	—	2,407,345	—
District of Columbia	—	26,011,510	—
Florida	—	59,841,589	—
Georgia	—	15,798,858	—
Guam	—	792,675	—
Hawaii	—	5,461,070	—
Idaho	—	1,097,930	—
Illinois	—	67,157,349	—
Indiana	—	3,392,750	—
Kansas	—	3,441,562	—
Kentucky	—	4,955,876	—
Louisiana	—	8,656,548	—
Maryland	—	4,815,105	—
Massachusetts	—	28,022,648	—
Michigan	—	11,135,773	—
Missouri	—	3,756,410	—
Nebraska	—	1,878,940	—
Nevada	—	3,227,790	—
New Jersey	—	34,897,610	—
New York	—	46,199,531	—
North Carolina	—	8,153,669	—
North Dakota	—	1,053,010	—
Ohio	—	23,972,228	—
Oklahoma	—	3,635,629	—
Oregon	—	6,993,410	—
Pennsylvania	—	26,077,376	—
Puerto Rico	—	6,778,813	—
Rhode Island	—	2,671,368	—
South Carolina	—	9,392,875	—
South Dakota	—	2,800,044	—
Tennessee	—	6,453,839	—
Texas	—	50,999,075	—
Utah	—	5,118,650	—
Virginia	—	3,082,536	—
Washington	—	18,876,416	—
West Virginia	—	465,380	—
Wisconsin	—	4,567,565	—
Wyoming	—	542,970	—

Total	$—	$655,825,396	$—

During the period, there were no transfers between Level 1 and Level 2 to report.

Notes to Schedule of Investments (unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential National Muni Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date January 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date January 19, 2017

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date January 19, 2017

* Print the name and title of each signing officer under his or her signature.